Long-Term Deposits (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Rental deposits	$ 132,043	$ 132,043
Prepayments for equipment	162,563	3,285,135
Total	$ 294,606	$ 3,417,178